Capital adequacy - Own funds (Details) - Parent Company - SEK (kr) kr in Millions	Jun. 30, 2021	Dec. 31, 2020
Capital adequacy
Common Equity Tier 1 (CET1) capital before regulatory adjustments	kr 20,103	kr 19,832
Regulatory adjustments to Common Equity Tier 1 capital	(393)	(382)
Total Common Equity Tier-1 capital	19,710	19,450
Own funds	19,710	19,450
Share capital
Capital adequacy
Common Equity Tier 1 (CET1) capital before regulatory adjustments	3,990	3,990
Retained earnings
Capital adequacy
Common Equity Tier 1 (CET1) capital before regulatory adjustments	15,516	14,856
Accumulated other comprehensive income and other reserves
Capital adequacy
Common Equity Tier 1 (CET1) capital before regulatory adjustments	325	292
Independently reviewed profit net of any foreseeable charge or dividend
Capital adequacy
Common Equity Tier 1 (CET1) capital before regulatory adjustments	272	694
Additional value adjustments due to prudent valuation
Capital adequacy
Regulatory adjustments to Common Equity Tier 1 capital	(337)	(306)
Intangible assets
Capital adequacy
Regulatory adjustments to Common Equity Tier 1 capital	(106)	(98)
Own credit risk
Capital adequacy
Regulatory adjustments to Common Equity Tier 1 capital	94	77
Negative amounts resulting from the calculation of expected loss amounts
Capital adequacy
Regulatory adjustments to Common Equity Tier 1 capital	kr (44)	kr (55)